Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of reserves within equity [line items]
Total Reserves	£ 1,770	[1]	£ 4,461
Currency translation reserve
Disclosure of reserves within equity [line items]
Total Reserves	2,740		2,871
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Total Reserves	(283)		5
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Total Reserves	(853)		1,575
Own credit reserve
Disclosure of reserves within equity [line items]
Total Reserves	(960)		(954)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Total Reserves	£ 1,126		£ 964

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.